Employee Benefits - Roll forward, Remeasurements of Employee Benefit Plans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 7,048
Amount accumulated in other comprehensive income as of the end of the period, net of tax	6,920	$ 7,048
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	1,661	2,078	$ 2,099
Actuarial (gains) arising from exchange rates	(100)	(77)	11
Remeasurements during the year, net of tax	314	211	744
Actuarial losses and (gains) arising from changes in financial assumptions	223	(1,848)	(776)
Actuarial losses and (gains) arising from changes in demographic assumptions	(4)	(71)	0
Business Acquisitions		336
Return on plan assets	(92)	713
Changes in the effect of limiting a net defined benefit asset to the asset ceiling	(546)	319
Effect on settlement	(533)	0	0
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 923	$ 1,661	$ 2,078